DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE - Carrying Amounts (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Carrying amounts of derivative financial liability and convertible notes
Amortization of deferred loss			$ 3,351,987
Fair value adjustment			(10,732,089)
Derivative financial liability and convertible note
Derivative liability from financing (current)	$ 19,997,345	$ 19,997,345	19,997,345
Derivative liability from financing (non-current)	16,831,685	16,831,685	16,831,685
Convertible Note (current)	4,261,597	4,261,597	4,261,597
Convertible Note(non-current)	15,745,962	15,745,962	15,745,962
Derivatives
Carrying amounts of derivative financial liability and convertible notes
Fair value		89,470,273
Deferred loss		(45,132,259)
Amortization of deferred loss		2,499,668
Fair value adjustment on exercised warrants, December 27		(511,122)
Exercise of Series D Warrants (1,874,989), December 27		(1,108,306)
Fair value adjustment		(8,389,224)
Balance, Derivative financial liability	36,829,030	36,829,030	36,829,030
Derivative financial liability and convertible note
Derivative liability from financing (current)	19,997,345	19,997,345	19,997,345
Derivative liability from financing (non-current)	16,831,685	16,831,685	16,831,685
Series A Units
Carrying amounts of derivative financial liability and convertible notes
Fair value		13,139,650
Deferred loss		(7,054,787)
Amortization of deferred loss		390,379
Fair value adjustment		(1,542,457)
Balance, Derivative financial liability	4,932,785	4,932,785	4,932,785
Series B Units
Carrying amounts of derivative financial liability and convertible notes
Fair value		67,810,835
Deferred loss		(36,408,201)
Amortization of deferred loss		2,067,557
Fair value adjustment on exercised warrants, December 27		(511,122)
Exercise of Series D Warrants (1,874,989), December 27		(1,108,306)
Fair value adjustment		(2,911,914)
Balance, Derivative financial liability	28,938,849	28,938,849	28,938,849
Series E Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value		8,519,788
Deferred loss		(1,669,271)
Amortization of deferred loss		41,732
Fair value adjustment		(3,934,853)
Balance, Derivative financial liability	$ 2,957,396	2,957,396	2,957,396
Series D Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised | shares	1,874,989
Convertible Note
Carrying amounts of derivative financial liability and convertible notes
Fair value		26,100,900
Deferred loss		(5,113,917)
Amortization of deferred loss		852,319
Fair value adjustment		(1,831,743)
Balance, Derivative financial liability	$ 20,007,559	20,007,559	20,007,559
Derivative financial liability and convertible note
Convertible Note (current)	4,261,597	4,261,597	4,261,597
Convertible Note(non-current)	$ 15,745,962	$ 15,745,962	$ 15,745,962